UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania    February 14, 2003

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         67

Form 13F Information Table Value Total:         $473,171,281

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Airspan Networks Inc.        Com    00950H102       396,439    408,700  Sole           408,700         0
Aldila Inc.                  Com    014384101       137,346     90,359  Sole                 0    90,359
Alvarion Ltd.                Com    M0861T100        18,700     10,000  Sole            10,000         0
Amer West Hldg Corp. Cl. B   Com    023657208       467,460    259,700  Sole                 0   259,700
AngloGold                    Com    356142208     1,195,628     34,899  Sole                 0    34,899
AOL Time Warner              Com    00184A105    10,734,310    819,413  Sole           700,000   119,413
Artesyn Technologies Inc.    Com    043127109     1,587,072    413,300  Sole           413,300         0
Barrick Gold Corp.           Com    067901108       806,621     52,344  Sole                 0    52,344
Bell South Corp.             Com    079860102    18,118,054    700,350  Sole           400,000   300,350
BJ's Wholesale Club          Com    05548J106    10,963,530    599,100  Sole           269,900   329,200
Borders Group Inc.           Com    099709107     8,263,325    513,250  Sole           295,000   218,250
Cable & Wireless             Com    126830207     1,658,611    711,850  Sole                 0   711,850
Cal Dive International       Com    127914109     6,196,950    263,700  Sole                 0   263,700
California Amplifier Inc.    Com    129900106       989,230    195,500  Sole           195,500         0
Capital One Financial        Com    14040H105     7,820,818    263,150  Sole           165,200    97,950
Ceragon Networks Ltd         Com    M22013102     1,215,600  1,013,000  Sole         1,013,000         0
Citigroup Inc.               Com    172967101    15,947,158    453,173  Sole           270,000   183,173
Citrix Systems               Com    177376100       608,608     49,400  Sole                 0    49,400
Cold Metal Products          Com    192861102             0    230,590  Sole                 0   230,590
Cole National Corp.          Com    193290103    14,470,761  1,269,365  Sole           321,300   948,065
Cooper Tire & Rubber         Com    216831107    11,582,672    755,063  Sole           281,300   473,763
Cytec Industries Inc.        Com    232820100     5,161,567    189,207  Sole                 0   189,207
Dawson Geophysical           Com    239359102     2,976,983    513,273  Sole                 0   513,273
Ditech Communications        Com    25500M103     2,950,630  1,353,500  Sole         1,094,000   259,500
Dycom Industries             Com    267475101     5,374,200    405,600  Sole                 0   405,600
Emcee Broadcast Products Inc Com    268650108        47,736    596,700  Sole           596,700         0
Enpro Industries             Com    29355X107       232,101     58,025  Sole                 0    58,025
Fairchild Semiconductor      Com    303726103    13,083,336  1,221,600  Sole           664,500   557,100
Fastnet Corp.                Com    311877104        37,120    128,000  Sole           128,000         0
Federal National Mortgage As Com    313586109     6,660,535    103,537  Sole           100,000     3,537
First Avenue Networks Inc.   Com    31865X106       978,644  4,914,192  Sole         3,692,621 1,221,571
Globespan Virata             Com    37957V106    16,187,126  3,670,550  Sole         2,000,000 1,670,550
Goodrich Corporation         Com    382388106    14,323,950    781,875  Sole           350,000   431,875
Gundle/SLT Environmental Inc Com    402809107     4,602,988    520,700  Sole           109,800   410,900
ICN Pharmaceuticals Inc.     Com    448924100     1,091,000    100,000  Sole           100,000         0
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
JP Morgan Chase & Co.        Com    46625H100     4,801,680    200,070  Sole           200,000        70
Loews Corporation            Com    540424108    15,699,493    353,115  Sole           151,300   201,815
Magellan Health Services     Com    559079108        28,353    177,205  Sole                 0   177,205
Massey Energy                Com    576206106    13,013,136  1,338,800  Sole           700,000   638,800
Merck & Co.                  Com    589331107    22,433,128    396,275  Sole           262,700   133,575
Microsemi Corp.              Com    595137100     6,682,862  1,097,350  Sole           699,300   398,050
Motorola                     Com    620076109     5,014,405    579,700  Sole                 0   579,700
MPS Group                    Com    607830106     3,638,118    656,700  Sole                 0   656,700
Newmont Mining               Com    651639106     5,306,041    182,778  Sole                 0   182,778
Nucentrix Broadband Networks Com    670198100     2,540,585  2,309,623  Sole           990,600 1,319,023
Payless Shoesource           Com    704379106    14,808,640    287,714  Sole           111,600   176,114
Peak International Ltd.      Com    G69586108     4,794,540  1,265,050  Sole                 0 1,265,050
PNC Financial Services Group Com    693475105    25,876,518    617,578  Sole           415,000   202,578
Reuters Group PLC            Com    76132M102     4,152,940    241,450  Sole                 0   241,450
RF Monolithics Inc.          Com    74955F106     1,199,005    413,450  Sole            17,700   395,750
Rockford Corp.               Com    77316P101     7,216,428  1,225,200  Sole           488,000   737,200
Sangstat Medical Corp.       Com    801003104     1,700,650    150,500  Sole                 0   150,500
Sears Roebuck & Co.          Com    812387108    10,102,110    421,800  Sole           230,000   191,800
Spectrum Control             Com    847615101     7,234,500  1,378,000  Sole           789,800   588,200
Sprint Corporation           Com    852061100    28,757,325  1,986,003  Sole         1,205,000   781,003
Sunrise Telecom              Com    86769Y105        51,330     29,000  Sole            29,000         0
Tektronix                    Com    879131100     5,773,961    317,425  Sole            56,400   261,025
Travelers Property Casualty  Com    89420G406       204,220     13,940  Sole                 0    13,940
Tyco International Ltd.      Com    902124106     8,429,834    493,550  Sole           300,000   193,550
United Therapeutics Corp.    Com    91307C102    16,684,135    999,050  Sole           333,800   665,250
UST Inc.                     Com    902911106    10,490,334    313,800  Sole           250,000    63,800
Verizon Communications       Com    92343V104       202,779      5,233  Sole                 0     5,233
Walt Disney Co.              Com    254687106    16,434,543  1,007,636  Sole           465,200   542,436
Waste Management Inc.        Com    94106L109    15,530,592    677,600  Sole           310,000   367,600
Watchguard Technologies Inc. Com    941105108     2,389,948    374,600  Sole           374,600         0
WSFS Financial               Com    929328102    25,092,148    761,060  Sole           327,300   433,760

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